Convertible Debentures (Detail) (Convertible Debt, CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Convertible Debt [Line Items]
Conversion to common shares, net of costs	(121,561)	(59,793)
Amortization and accretion	224	330
Carrying value, beginning balance	960	122,297	181,760
Face value	960
Series 1A
Convertible Debt [Line Items]
Conversion to common shares, net of costs		(59,449)
Maturity date			Nov. 30, 2014
Amortization and accretion		293
Interest rate			7.50%
Conversion price per share			4.08
Carrying value, beginning balance			59,156
Series 2A
Convertible Debt [Line Items]
Conversion to common shares, net of costs	(59,950)	(10)
Maturity date			Nov. 30, 2016
Amortization and accretion	224	37
Interest rate			6.35%
Conversion price per share			6.00
Carrying value, beginning balance		59,726	59,699
Series 3
Convertible Debt [Line Items]
Conversion to common shares, net of costs	(61,611)	(334)
Maturity date			Sep. 30, 2017
Interest rate			7.00%
Conversion price per share			4.20
Carrying value, beginning balance	960	62,571	62,905
Face value	960